UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 555
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    February 9, 2011
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  56
                                                 --------------------
Form 13F Information Table Value Total:               $157,659
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 12.31.10

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC.		COM	37833100	17415	53993	SH	SOLE	NONE	0	0	53,993
GOOGLE INC		COM	38259P508	9605	16171	SH	SOLE	NONE	0	0	16,171
CHEVRON CORP		COM	166764100	9319	102136	SH	SOLE	NONE	0	0	102,136
COCA COLA		COM	191216100	6718	102156	SH	SOLE	NONE	0	0	102,156
IBM			COM	459200101	6567	44750	SH	SOLE	NONE	0	0	44,750
EXXON MOBIL		COM	30231G102	5599	76584	SH	SOLE	NONE	0	0	76,584
WALT DISNEY CO		COM	254687106	5248	139930	SH	SOLE	NONE	0	0	139,930
TARGET CORP		COM	87612E106	4894	81395	SH	SOLE	NONE	0	0	81,395
TEVA PHARMACEUTICAL	COM	881624209	4748	91090	SH	SOLE	NONE	0	0	91,090
COSTCO WHOLESALE	COM	22160K105	4648	64380	SH	SOLE	NONE	0	0	64,380
DEVON ENERGY		COM	25179M103	4518	57559	SH	SOLE	NONE	0	0	57,559
WELLS FARGO BANK	COM	949746101	4402	142074	SH	SOLE	NONE	0	0	142,074
CELGENE			COM	151020104	4225	71450	SH	SOLE	NONE	0	0	71,450
JACOBS ENGINEERING	COM	469814107	3880	84630	SH	SOLE	NONE	0	0	84,630
RANGE RESOURCES CORP	COM	75281A109	3484	77475	SH	SOLE	NONE	0	0	77,475
PIN: INDIA INDEX	COM	73935L100	3349	131765	SH	SOLE	NONE	0	0	131,765
FIRST SOLAR		COM	336433107	3345	25705	SH	SOLE	NONE	0	0	25,705
ALLSCRIPTS-MYSIS	COM	01988P108	3253	168825	SH	SOLE	NONE	0	0	168,825
EWA: AUSTRALIA INDEX	COM	464286103	3206	126055	SH	SOLE	NONE	0	0	126,055
GLD: GOLD INDEX		COM	863307104	3098	22335	SH	SOLE	NONE	0	0	22,335
FXI: CHINA INDEX	COM	464287184	3032	70384	SH	SOLE	NONE	0	0	70,384
ARCELOR MITTAL		COM	03938L104	2899	76050	SH	SOLE	NONE	0	0	76,050
MOTOROLA INC		COM	620076109	2807	309500	SH	SOLE	NONE	0	0	309,500
MERRILL LYNCH TRUST	PRF	590199204	2805	126360	SH	SOLE	NONE	0	0	126,360
FREEPORT MCMORAN	COM	35671D782	2714	22600	SH	SOLE	NONE	0	0	22,600
HUMAN GENOME SCI	COM	444903108	2698	112965	SH	SOLE	NONE	0	0	112,965
NETAPP			COM	54110d104	2477	45085	SH	SOLE	NONE	0	0	45,085
A T & T			COM	00206R102	2377	80939	SH	SOLE	NONE	0	0	80,939
JOHNSON & JOHNSON	COM	478160104	2260	36549	SH	SOLE	NONE	0	0	36,549
EWZ: BRAZIL INDEX	COM	464286400	2217	28654	SH	SOLE	NONE	0	0	28,654
UNG: U.S. NATURAL GAS	COM	912318102	2168	361915	SH	SOLE	NONE	0	0	361,915
HASBRO INC		COM	418056107	2032	43085	SH	SOLE	NONE	0	0	43,085
WELLS FARGO TRUST	PRF	92978X201	1691	68550	SH	SOLE	NONE	0	0	68,550
AREVA			COM	F84742109	1426	29140	SH	SOLE	NONE	0	0	29,140
McDONALDS		COM	580135101	1362	17755	SH	SOLE	NONE	0	0	17,755
EEM: EMERGING MKT	COM	464287234	1269	26650	SH	SOLE	NONE	0	0	26,650
CITIGROUP TRUST 6.10%	PRF	173064205	1257	56600	SH	SOLE	NONE	0	0	56,600
MORGAN STANLEY TRUST	PRF	61750K208	1221	51438	SH	SOLE	NONE	0	0	51,438
CLEARWIRE CORP		COM	18538Q105	1007	195595	SH	SOLE	NONE	0	0	195,595
NAT'L CITY (PNC) 6.625%	PRF	63540T200	806	32300	SH	SOLE	NONE	0	0	32,300
METLIFE 3mo+100bps	PRF	59156R504	766	32300	SH	SOLE	NONE	0	0	32,300
FAX: ABERDEEN- ASIA	COM	3009107		751	111360	SH	SOLE	NONE	0	0	111,360
AEGON 3mo+87.50		PRF	7924509		688	32900	SH	SOLE	NONE	0	0	32,900
ALLIANZ SE DEBT 8.375%	PRF	18805200	457	17400	SH	SOLE	NONE	0	0	17,400
WELLS FARGO TRUST 7.0%	PRF	94976Y207	337	13325	SH	SOLE	NONE	0	0	13,325
WELLS FARGO TRUST 7.875	PRF	94985V202	276	10300	SH	SOLE	NONE	0	0	10,300
BERKSHIRE HATHAWAY CL B	COM	84670207	268	3350	SH	SOLE	NONE	0	0	3,350
GENERAL ELECTRIC	COM	369604103	248	13600	SH	SOLE	NONE	0	0	13,600
BIOTECHNOLOGY INDEX	COM	33733E203	244	6250	SH	SOLE	NONE	0	0	6,250
SUNTECH POWER		COM	86800C104	244	30485	SH	SOLE	NONE	0	0	30,485
VIACOM INC DEBT 6.85%	PRF	92553P300	241	9500	SH	SOLE	NONE	0	0	9,500
BANK OF AMERICA TRUST	PRF	92553P300	226	9300	SH	SOLE	NONE	0	0	9,300
BANK OF AMERICA TRUST	PRF	05633T209	218	9000	SH	SOLE	NONE	0	0	9,000
MERRILL LYNCH TRUST	PRF	59025D207	210	8400	SH	SOLE	NONE	0	0	8,400
ROYAL BK SCOT 7.25%	PRF	780097879	204	9700	SH	SOLE	NONE	0	0	9,700
MBNA CAP TRUST 8.1%1	PRF	55270B201	203	8000	SH	SOLE	NONE	0	0	8,000



